Property and equipment - Schedule of property and equipment (Detail) - StepStone Group LP - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Property and equipment:
Property and equipment, gross	$ 17,644	$ 12,530
Less: Accumulated depreciation	(6,688)	(5,354)
Property and equipment, net	10,956	7,176
Office furniture
Property and equipment:
Property and equipment, gross	5,481	5,737
Computer equipment and software
Property and equipment:
Property and equipment, gross	3,018	3,324
Leasehold improvements
Property and equipment:
Property and equipment, gross	$ 9,145	$ 3,469